Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid ("CAP") to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(4)	Attributable Adjusted EBITDA (millions)(5)
					TSR	Peer Group TSR(3)
2024	$7,981,811	$20,436,937	$2,140,666	$3,899,727	$125.31	$82.45	$26.1	$124.8
2023	$8,728,635	$9,444,922	$2,285,243	$2,378,593	$73.52	$78.52	$25.3	$128.2
2022	$8,038,004	$5,845,194	$2,065,369	$1,578,025	$71.76	$119.49	$(22.8)	$84.5
2021	$9,081,442	$9,581,484	$2,623,371	$1,838,719	$87.32	$145.37	$(22.3)	$68.6
2020	$6,922,439	$7,069,638	$2,250,134	$2,516,577	$88.20	$110.56	$(143.8)	$(13.1)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEO for the covered years is Richard L. Gelfond. Our non-PEO NEOs for the covered years are as follows:

2020	2021	2022	2023	2024
Patrick McClymont	Patrick McClymont	Natasha Fernandes	Natasha Fernandes	Natasha Fernandes
Megan Colligan	Joseph Sparacio	Joseph Sparacio	Daniel Manwaring	Anne Globe
Robert D. Lister	Megan Colligan	Megan Colligan	Robert D. Lister	Robert D. Lister
Mark Welton	Robert D. Lister	Robert D. Lister	Mark Welton	Mark Welton
	Mark Welton	Mark Welton

Peer Group Issuers, Footnote	Represents the total cumulative shareholder return for $100 invested on December 31, 2019 (assuming that all dividends were reinvested) in common shares of the Company against the cumulative total return of the IMAX Peer Group to the end of the most recently completed fiscal year. IMAX’s 2024 peer group consists of Ambarella, Inc., Cinemark Holdings, Inc., Cineplex Inc., Corsair Gaming Inc., Dolby Laboratories, Inc., fuboTV Inc, Harmonic Inc., Knowles Corporation, Lions Gate Entertainment Corp., The Marcus Corporation, WildBrain Ltd., and Xperi Holding Corporation (the “2024 Peer Group”), which is consistent from the peer group used in 2023. IMAX’s 2022 peer group consisted of Ambarella, Inc., Avid Technologies, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., Harmonic Inc., Lions Gate Entertainment Corp., The Marcus Corporation, and World Wrestling Entertainment, Inc. (the “2022 Peer Group”). IMAX’s 2021 peer group consisted of the 2022 Peer Group and Zynga Inc. IMAX’s 2020 peer group consisted of the 2022 Peer Group, Glu Mobile Inc. and Zynga Inc. Avid Technologies, Inc and World Wrestling Entertainment, Inc. were excluded starting 2023 due to their acquisitions. Glu Mobile Inc. and Zynga Inc. were excluded starting 2021 and 2022, respectively, due to their acquisitions.
PEO Total Compensation Amount	$ 7,981,811	$ 8,728,635	$ 8,038,004	$ 9,081,442	$ 6,922,439
PEO Actually Paid Compensation Amount	$ 20,436,937	9,444,922	5,845,194	9,581,484	7,069,638
Adjustment To PEO Compensation, Footnote	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2024
PEO	$(5,499,983)	$9,992,221	$7,973,944	$(11,056)	$0	$12,455,126
NEO	$(1,131,223)	$1,790,965	$1,036,266	$63,053	$0	$1,759,061

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. The amounts in the “Year End Value of Equity Awards Granted During the Covered Year” and “Change in Fair Value of Outstanding and Unvested Equity Awards” reflect the 70.4% increase in the Company’s total shareholder return in 2024.

Non-PEO NEO Average Total Compensation Amount	$ 2,140,666	2,285,243	2,065,369	2,623,371	2,250,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,899,727	2,378,593	1,578,025	1,838,719	2,516,577
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2024
PEO	$(5,499,983)	$9,992,221	$7,973,944	$(11,056)	$0	$12,455,126
NEO	$(1,131,223)	$1,790,965	$1,036,266	$63,053	$0	$1,759,061

Compensation Actually Paid vs. Total Shareholder Return	The following graphs depict the relationship between CAP and IMAX TSR, Peer Group TSR, Adjusted EBITDA(1), and Net Income.
Compensation Actually Paid vs. Net Income
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	(1)Adjusted EBITDA is a non-GAAP financial measure. Please see “Non-GAAP Measures” on page 75 for a reconciliation of all non-GAAP measures to the most directly comparable GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.
Total Shareholder Return Vs Peer Group	The following graphs depict the relationship between CAP and IMAX TSR, Peer Group TSR, Adjusted EBITDA(1), and Net Income.
Tabular List, Table	•Total Revenue •Adjusted EBITDA •Free Cash Flow before CAPEX •Installations •Signing
Total Shareholder Return Amount	$ 125.31	73.52	71.76	87.32	88.20
Peer Group Total Shareholder Return Amount	82.45	78.52	119.49	145.37	110.56
Net Income (Loss)	26,100,000	25,300,000	(22,800,000)	(22,300,000)	(143,800,000)
Adjustment to Compensation, Amount	$ 124,800,000	$ 128,200,000	$ 84,500,000	$ 68,600,000	$ (13,100,000)
PEO Name	Richard L. Gelfond
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income attributable to common shareholders reflected in the Company’s audited financial statements for the applicable year (GAAP Net Income).
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Based on the Company assessment, Adjusted EBITDA is the financial performance measure most closely linked to the calculation of CAP. Adjusted EBITDA is a non-GAAP Financial Measure. See “Non-GAAP Financial Measures” on page 75 for a reconciliation of all non-GAAP measurements to the most directly comparable GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow before CAPEX
Measure:: 4
Pay vs Performance Disclosure
Name	Installations
Measure:: 5
Pay vs Performance Disclosure
Name	Signing
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,455,126
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,499,983)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,992,221
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,973,944
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,056)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,759,061
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,131,223)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,965
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,036,266
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,053
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0